Significant judgments, estimates and assumptions (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Dec. 31, 2020
Subsidiaries
Impairment loss recognised in profit or loss	$ 271.7	$ 271.7	$ 262.1
The Mineral Resource Company II, LLC
Subsidiaries
Proportion of ownership interest in subsidiary			49.90%
The Mineral Resource Company II, LLC | Bottom
Subsidiaries
Distributions received (as a percent)			50.00%
The Mineral Resource Company II, LLC | Top
Subsidiaries
Distributions received (as a percent)			75.00%